Changes in Accounting Policies and Disclosures - Summary of reconcilation between lease liabilities and operating lease commitments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Reconcilation Between Lease Liabilities And Operating Lease Commitments [Line Items]
Operating lease commitments as at December 31, 2018			¥ 37,278
Less: Commitments relating to short-term leases and those leases with a remaining lease term ended on or before December 31, 2019	¥ 83	¥ (206)
Commitments relating to leases of low-value assets		(1)
Operating lease commitment		¥ 37,071
Weighted average incremental borrowing rate as at January 1, 2019		4.09%
Discounted operating lease commitments as at January 1, 2019		¥ 31,879
Add: Obligations under finance leases recognized as at December 31, 2018			9,364
Finance Lease [Member]
Disclosure Of Reconcilation Between Lease Liabilities And Operating Lease Commitments [Line Items]
Add: Obligations under finance leases recognized as at December 31, 2018			77,427
Lease liabilities as at January 1, 2019	¥ 110,275	¥ 109,306	¥ 77,427